CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
CONDENSED CONSOLIDATED BALANCE SHEETS
Convertible preferred shares par value	$ 0		$ 0
Convertible preferred shares issued	0		41,883,053
Convertible preferred shares outstanding	0	0	41,883,053	125,343,885
Ordinary shares par value	$ 0.01		$ 0.01
Ordinary shares issued	66,872,785		13,864,344
Ordinary shares outstanding	66,872,785		13,864,344